SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 12 – SEGMENT REPORTING

The Company uses the “management approach” in determining reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (CODM) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company manages its business as a single operating segment engaged in upstream oil and gas industry in Indonesia. Substantially all of its revenues are derived in Indonesia. All long-lived assets are located in Indonesia. Therefore, no geographical segments are presented.

The Company has provided this segment information for all comparable prior periods. Segment information is summarized as follows:

	June 30, 2025	June 30, 2024
Oil and gas revenues	$1,069,505	$1,443,388
Lease operating expense	(1,394,411)	(1,405,429)
Depletion, depreciation, and amortization	(335,348)	(305,090)
General and administrative expenses	(1,761,060)	(1,623,973)
Total other loss, net	(403,460)	(208,042)
Result of oil and gas producing operations before income taxes	$(2,824,774)	$(2,099,146)
Segment net loss	$(2,824,774)	$(2,099,146)

Reconciliation of profit or loss
Adjustment and reconciling items	-	-
Consolidated net loss	$(2,824,774)	$(2,099,146)